SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Corporate Bonds — 29.32%
Consumer, Non-cyclical — 15.19%
$545,000	AbbVie, Inc., 3.60%, 5/14/25	$537,940
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,016,045
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,337,975
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,551,262
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	426,318
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,480,914
2,000,000	Baxter International, Inc., 3.13%, 12/1/51	1,455,258
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	879,074
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	396,028
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,017,083
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	370,558
2,000,000	California Endowment (The), Series 2021, MTN, 2.50%, 4/1/51	1,428,302
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	949,875
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	891,135
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	66,706
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,820,590
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,449,359
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,477,613
1,725,000	HCA, Inc., 4.63%, 3/15/52(a)	1,380,075
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	321,856
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	1,530,490
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	145,740
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	1,033,499
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	117,208
250,000	Medtronic, Inc., 4.38%, 3/15/35	249,617
2,000,000	PerkinElmer, Inc., 3.63%, 3/15/51	1,497,600
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	238,655
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(a)	2,364,963
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,705,722
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,887,934
100,000	Trinity Health Corp., 4.13%, 12/1/45	92,404
		34,117,798
Financial — 6.43%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	306,293
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	221,762
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,157,585
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,754,676
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	223,597
2,100,000	Healthcare Realty Trust, Inc., REIT, 2.40%, 3/15/30	1,745,538
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	559,069

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	$1,261,286
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,724,204
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,089,904
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,401,372
		14,445,286
Industrial — 2.45%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,276,629
1,500,000	Empresa de Transporte de Pasajeros Metro SA, 3.65%, 5/7/30(b)	1,353,130
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	891,832
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	871,667
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	58,523
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	40,650
		5,492,431
Utilities — 5.25%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,131,106
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,499,475
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,263,114
1,060,000	Essential Utilities, Inc., 5.30%, 5/1/52	1,065,783
3,020,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,628,516
2,150,000	NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	2,202,619
		11,790,613

Total Corporate Bonds		65,846,128
(Cost $73,743,413)
U.S. Government Agency Backed Mortgages — 27.93%
Fannie Mae — 12.20%
50,000	Pool #AN0360, 3.95%, 12/1/45	49,568
92,428	Pool #AN7868, 3.06%, 12/1/27	90,926
95,462	Pool #AN8422, 3.71%, 4/1/33	95,495
9,789	Pool #BJ0657, 4.00%, 2/1/48	9,784
35,737	Pool #BJ2670, 4.00%, 4/1/48	35,717
60,323	Pool #BJ3178, 4.00%, 11/1/47	60,355
47,418	Pool #BJ4987, 4.00%, 3/1/48	47,392
37,771	Pool #BJ5158, 4.00%, 4/1/48	37,750
43,325	Pool #BJ9439, 4.00%, 2/1/48	43,301
50,055	Pool #BJ9477, 4.00%, 4/1/48	50,027
48,376	Pool #BK7924, 4.00%, 11/1/48	48,349
21,992	Pool #BO1263, 3.50%, 6/1/49	21,342
821,020	Pool #BP3417, 2.50%, 5/1/51	740,626
196,540	Pool #BP8741, 2.50%, 6/1/50	177,828
308,232	Pool #BQ7523, 2.00%, 11/1/50	269,187
352,503	Pool #BQ7524, 2.50%, 10/1/50	318,577
873,233	Pool #BR1037, 2.50%, 5/1/51	787,591
1,613,702	Pool #BR2051, 2.50%, 6/1/51	1,455,439

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$300,000	Pool #BS0915, 1.62%, 3/1/31	$258,680
1,103,888	Pool #BT0853, 2.50%, 5/1/51	997,342
1,579,462	Pool #BT8237, 4.00%, 6/1/52	1,558,536
44,881	Pool #CA1066, 4.00%, 1/1/48	44,905
22,371	Pool #CA1068, 3.50%, 1/1/48	21,844
36,202	Pool #CA2595, 4.50%, 11/1/48	36,813
68,262	Pool #CA2912, 4.00%, 12/1/48	68,224
45,584	Pool #CA3132, 4.00%, 2/1/49	45,434
45,155	Pool #CA3174, 4.00%, 2/1/49	45,130
270,502	Pool #CA3451, 3.50%, 5/1/49	262,883
195,153	Pool #CA3456, 3.50%, 5/1/49	189,656
383,462	Pool #CA9048, 2.00%, 2/1/51	334,887
916,473	Pool #CB0437, 2.50%, 5/1/51	826,733
1,033,591	Pool #CB0480, 2.50%, 5/1/51	932,222
810,286	Pool #CB0576, 2.50%, 5/1/51	730,818
1,792,903	Pool #CB0582, 2.50%, 5/1/51	1,617,066
1,808,277	Pool #CB0675, 2.50%, 5/1/51	1,630,931
908,584	Pool #CB0689, 2.50%, 6/1/51	819,475
1,874,983	Pool #CB1003, 2.50%, 7/1/51	1,690,805
1,553,038	Pool #CB2761, 3.00%, 2/1/52	1,448,724
2,399,356	Pool #CB3227, 3.50%, 3/1/52	2,309,821
2,850,657	Pool #CB3764, 4.00%, 6/1/52	2,812,889
2,128,585	Pool #CB3797, 4.00%, 6/1/52	2,110,780
2,257,972	Pool #CB4208, 4.50%, 7/1/52	2,270,458
		27,404,310
Freddie Mac — 15.58%
52,306	Pool #Q59453, 4.00%, 11/1/48	52,327
204,306	Pool #QB5731, 2.00%, 11/1/50	178,426
202,900	Pool #QB5732, 2.50%, 11/1/50	183,369
907,156	Pool #QC3844, 2.00%, 6/1/51	789,082
294,934	Pool #QC3845, 2.50%, 6/1/51	265,962
1,327,046	Pool #QC7895, 2.00%, 9/1/51	1,154,114
990,178	Pool #QC9571, 2.50%, 10/1/51	892,451
798,111	Pool #QE4428, 4.00%, 6/1/52	787,538
88,519	Pool #RA1713, 3.00%, 11/1/49	83,253
82,049	Pool #RA1714, 3.00%, 11/1/49	77,168
140,680	Pool #RA2256, 3.00%, 3/1/50	132,051
183,287	Pool #RA2340, 3.00%, 3/1/50	172,009
173,250	Pool #RA2395, 2.50%, 4/1/50	155,965
408,663	Pool #RA2575, 2.50%, 5/1/50	369,989
143,083	Pool #RA2727, 2.00%, 5/1/50	124,958
143,031	Pool #RA2728, 2.50%, 5/1/50	129,457
364,385	Pool #RA2740, 2.50%, 6/1/50	329,607
337,380	Pool #RA3680, 2.50%, 9/1/50	305,088
214,997	Pool #RA3751, 2.00%, 10/1/50	187,763
359,334	Pool #RA4503, 2.00%, 2/1/51	313,816
389,753	Pool #RA4598, 2.00%, 2/1/51	339,144

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$346,457	Pool #RA4927, 2.00%, 3/1/51	$301,470
489,522	Pool #RA5020, 2.00%, 4/1/51	425,921
1,021,145	Pool #RA5045, 2.50%, 5/1/51	921,153
1,322,889	Pool #RA5195, 2.50%, 5/1/51	1,192,132
1,003,055	Pool #RA5197, 2.50%, 5/1/51	904,834
900,266	Pool #RA5234, 2.50%, 5/1/51	811,970
475,677	Pool #RA5237, 2.50%, 5/1/51	429,097
1,692,360	Pool #RA5278, 2.50%, 5/1/51	1,526,379
1,717,470	Pool #RA5350, 2.50%, 6/1/51	1,549,026
1,655,669	Pool #RA5379, 2.50%, 6/1/51	1,493,287
1,022,683	Pool #RA5380, 2.50%, 6/1/51	922,381
1,741,282	Pool #RA5452, 2.50%, 6/1/51	1,570,233
1,806,047	Pool #RA5509, 2.50%, 7/1/51	1,628,636
1,862,273	Pool #RA5541, 2.50%, 7/1/51	1,679,338
1,506,414	Pool #RA5571, 2.50%, 7/1/51	1,358,203
245,830	Pool #RA5621, 2.50%, 8/1/51	221,644
800,396	Pool #RA5701, 2.00%, 8/1/51	696,094
998,924	Pool #RA5796, 2.50%, 8/1/51	900,488
221,503	Pool #RA5874, 2.50%, 9/1/51	199,641
2,508,552	Pool #RA6108, 3.50%, 3/1/52	2,415,008
2,048,007	Pool #RA6760, 3.00%, 2/1/52	1,910,427
2,331,232	Pool #RA7454, 4.00%, 6/1/52	2,300,349
58,283	Pool #V84044, 4.00%, 1/1/48	58,370
54,854	Pool #V84506, 4.00%, 7/1/48	54,876
43,720	Pool #V84836, 4.00%, 11/1/48	43,737
62,806	Pool #V85365, 3.50%, 4/1/49	61,102
182,412	Pool #V85381, 3.50%, 4/1/49	177,462
50,941	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(c)	49,773
63,347	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(c)	62,177
58,168	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(c)	57,179
177,026	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(c)	174,567
1,591,745	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(c)	1,470,809
107,546	Series KF57, Class A, (LIBOR USD 1-Month + 0.540%), 1.66%, 12/25/28(d)	107,105
332,371	Series Q014, Class A1, 1.56%, 1/25/36(d)	285,094
		34,983,499
Ginnie Mae — 0.15%
181,561	Pool #AC3667, 1.66%, 8/15/26	178,928
33,707	Pool #BB3740, 4.00%, 11/15/47	34,031
58,247	Pool #BE3008, 4.00%, 4/20/48	58,646
31,294	Series 2018-2, Class AD, 2.40%, 3/16/59	30,081
31,426	Series 2018-26, Class AD, 2.50%, 3/16/52	30,735
		332,421

Total U.S. Government Agency Backed Mortgages		62,720,230
(Cost $69,830,006)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Municipal Bonds — 23.70%
Alabama — 0.43%
$150,000	Water Works Board of the City of Birmingham Revenue, 2.60%, 1/1/27	$143,631
1,000,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	813,092
		956,723
Arizona — 0.39%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	660,413
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	212,968
		873,381
Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	89,979

California — 7.06%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	146,057
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	219,790
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	695,149
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	813,237
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	375,147
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	133,030
100,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	91,354
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	95,425
300,000	City of Modesto Wastewater Revenue, Series A, 0.99%, 11/1/25	276,593
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	323,235
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,331,458
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	637,767
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	249,144
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	98,859
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	188,622
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,490,987
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	144,366
150,000	Kern Community College District GO, 2.54%, 11/1/26	144,086

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$175,000	Lancaster Power Authority Revenue, 0.45%, 11/1/22	$173,763
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	177,062
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	209,780
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	246,115
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	431,987
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	430,731
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	618,101
300,000	Riverside Community College District GO, 0.82%, 8/1/25	276,882
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	191,374
250,000	Rowland Water District Revenue, Series A, 0.87%, 12/1/25	226,550
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	207,929
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	805,447
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	622,651
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	111,392
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	108,530
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	319,249
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	831,629
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	726,939
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	536,421
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	89,138
245,000	Walnut Valley Water District Revenue, Series A, 0.76%, 6/1/25	224,374
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	280,623
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	278,144
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	276,072
		15,855,189
Colorado — 0.76%
1,120,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	1,054,363
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,587
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	245,856
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	366,015
		1,715,821

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Connecticut — 0.19%
$325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$283,249
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	137,368
		420,617
District of Columbia — 0.93%
340,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.05%, 3/1/25, (Credit Support: FHA)	318,992
155,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.15%, 9/1/25, (Credit Support: FHA)	143,943
350,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.20%, 3/1/26, (Credit Support: FHA)	321,327
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.50%, 3/1/27, (Credit Support: FHA)	176,956
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.60%, 9/1/27, (Credit Support: FHA)	175,808
200,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.70%, 3/1/28, (Credit Support: FHA)	178,976
135,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.75%, 9/1/28, (Credit Support: FHA)	119,765
140,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.95%, 9/1/29, (Credit Support: FHA)	123,589
590,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	519,177
		2,078,533
Florida — 0.77%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,729,436

Georgia — 0.35%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	74,949
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	256,332
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	72,861
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	387,812
		791,954
Hawaii — 0.38%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	619,816
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	229,583
		849,399

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Idaho — 0.17%
$500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	$386,238

Iowa — 0.05%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	100,347

Maryland — 0.09%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	198,042

Massachusetts — 0.73%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	535,889
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	863,472
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	242,806
		1,642,167
Michigan — 1.17%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	633,976
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,112,903
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	91,470
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	164,172
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	164,173
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	280,591
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	188,897
		2,636,182
Nebraska — 0.14%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	91,930
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	231,167
		323,097
Nevada — 0.10%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	228,886

New Jersey — 0.59%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,227,601
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	100,145
		1,327,746

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
New York — 0.63%
$570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	$523,329
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	490,798
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	401,239
		1,415,366
Ohio — 0.09%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	129,854
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	72,491
		202,345
Oklahoma — 0.59%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	650,072
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	664,684
		1,314,756
Oregon — 0.74%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	305,834
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	262,463
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	89,931
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	311,004
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	699,575
		1,668,807
Pennsylvania — 1.89%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,549,293
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	178,760
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	705,699
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.03%, 9/1/24	1,253,077
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	463,404
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	100,028
		4,250,261
Rhode Island — 1.09%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,116,026
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	335,028

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	$141,070
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	866,363
		2,458,487
Tennessee — 0.06%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	143,270

Texas — 2.62%
930,000	City of Houston Combined Utility System Revenue, Series B, 0.81%, 11/15/25	847,890
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	233,050
400,000	City of Lubbock Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	363,209
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	157,886
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	268,516
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	594,852
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	315,406
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	672,796
1,150,000	Hidalgo County Drain District No 1 GO, Series A, 0.59%, 9/1/24	1,085,458
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	310,222
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	249,004
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	200,313
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	113,342
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	257,271
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	207,206
		5,876,421
Utah — 0.26%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	137,167
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	453,568
		590,735
Vermont — 0.04%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	96,068

Virginia — 0.07%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	149,734

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Washington — 1.28%
$2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	$2,588,535
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	275,754
		2,864,289

Total Municipal Bonds		53,234,276
(Cost $60,756,990)
Asset Backed Securities — 10.31%
871,594	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(a)	736,634
1,984,070	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class B, 2.56%, 10/20/48(a)	1,701,435
1,508,017	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(a)	1,283,371
772,751	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(a)	657,550
3,575,000	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(a)	3,495,970
1,115,151	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	959,412
1,554,857	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,343,711
1,045,658	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	926,552
949,126	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	840,041
1,664,848	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	1,470,130
959,772	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(a)	830,673
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(a)	399,530
1,700,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(a)	1,698,533
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(a)	186,377
2,955,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(a)	2,896,494
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	1,891,308
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,850,159

Total Asset Backed Securities		23,167,880
(Cost $25,088,591)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
U.S. Government Agency Obligations — 7.36%
Small Business Administration — 3.28%
$244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(d),(e)	$175
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(d),(e)	642
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(d),(e)	785
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(d),(e)	2,454
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(d),(e)	1,887
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(d),(e)	3,543
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(e)	5,377
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(d),(e)	5,609
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(d),(e)	4,143
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(d),(e)	25,102
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	9,204
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	5,857
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	1,924
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(d),(e)	11,662
35,866	(Prime Index - 2.500%), 1.00%, 2/25/28(d)	35,907
85,331	(Prime Index - 2.500%), 1.00%, 4/25/44(d)	85,520
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(d),(e)	13,530
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(e)	10,625
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(e)	34,911
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(e)	8,268
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(e)	5,512
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(e)	4,272
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(d),(e)	39,107
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(d),(e)	18,179
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(d),(e)	50,983
60,943	(Prime Index - 0.675%), 2.83%, 9/25/43(d)	64,125
214,623	(Prime Index - 0.675%), 2.83%, 11/25/45(d)	227,388
239,575	(Prime Index + 0.119%), 3.62%, 1/25/46(d)	260,092
406,582	(Prime Index + 0.325%), 3.83%, 6/25/31(d)	435,649
420,483	(Prime Index + 0.325%), 3.83%, 7/25/31(d)	450,171
509,598	(Prime Index + 0.325%), 3.83%, 2/25/32(d)	548,965
120,896	(Prime Index + 0.325%), 3.83%, 9/25/44(d)	131,001
817,777	(Prime Index + 0.325%), 3.83%, 8/25/46(d)	893,154
699,249	(Prime Index + 0.375%), 3.88%, 10/25/31(d)	747,078
619,876	(Prime Index + 0.375%), 3.88%, 8/25/46(d)	672,475
285,859	(Prime Index + 0.575%), 4.08%, 4/25/31(d)	304,997
46,094	(Prime Index + 0.634%), 4.13%, 3/25/43(d)	50,132
28,613	(Prime Index + 0.700%), 4.20%, 2/25/28(d)	29,949
908,940	(Prime Index + 0.825%), 4.33%, 9/25/31(d)	984,333
418,882	(Prime Index + 0.875%), 4.38%, 1/25/32(d)	455,040
33,337	(Prime Index + 1.001%), 4.50%, 11/25/28(d)	35,155
67,542	(Prime Index + 1.220%), 4.72%, 6/25/29(d)	71,848
88,496	(Prime Index + 1.575%), 5.08%, 7/25/30(d)	95,322
38,232	(TBA), 5.27%, 3/30/28(d),(e)	42,350
35,268	(TBA), 5.58%, 9/23/25(d),(e)	38,763
117,308	(Prime Index + 2.325%), 5.83%, 10/25/30(d)	128,364

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$102,010	(Prime Index + 2.325%), 5.83%, 1/25/31(d)	$112,485
136,131	7.08%, 7/25/30(d)	137,365
67,101	9.08%, 9/25/29	70,993
		7,372,372
U.S. International Development Finance Corp. — 4.08%
1,000,000	1.44%, 4/15/28	913,452
2,285,730	(US Treasury Bill Yield 3-Month + 0.000%), 1.62%, 7/7/40(d)	2,285,730
500,000	1.65%, 4/15/28	461,937
1,792,800	(US Treasury Bill Yield 3-Month + 0.000%), 1.78%, 7/5/38(d)	1,792,800
996,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.78%, 7/5/38(d),(e)	996,000
2,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.84%, 7/5/38(d)	2,700,000
		9,149,919

Total U.S. Government Agency Obligations		16,522,291
(Cost $16,983,383)
Collateralized Mortgage Obligation — 1.20%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 3.37%, 1/17/39(a),(d)	2,696,905

Total Collateralized Mortgage Obligation		2,696,905
(Cost $2,786,192)

Shares
Investment Company — 0.32%
725,972	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	725,972

Total Investment Company		725,972
(Cost $725,972)

Total Investments		$224,913,682
(Cost $249,914,547) — 100.14%
Liabilities in excess of other assets — (0.14)%		(316,022)
NET ASSETS — 100.00%		$224,597,660

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Floating rate note. Rate shown is as of report date.
(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(f)	Affiliated investment.
Financial futures contracts as of June 30, 2022:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	55	September 2022	$(83,606)	USD	$7,624,375	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	59	September 2022	(239,795)	USD	9,106,281	Barclays Capital Group
Five Year U.S. Treasury Note	20	September 2022	(371)	USD	2,245,000	Barclays Capital Group
Ten Year U.S. Treasury Note	15	September 2022	(25,358)	USD	1,777,969	Barclays Capital Group
Two Year U.S. Treasury Note	75	September 2022	(92,262)	USD	15,751,172	Barclays Capital Group
Total			$(441,392)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	145	September 2022	$311,888	USD	$18,469,375	Barclays Capital Group
Total			$311,888

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2022 (Unaudited)
Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
PSF-GTD - Permanent School Fund Guarantee
Q-SBLF - Qualified School Bond Loan Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar